                       As filed with the Securities and
                      Exchange Commission on May 4, 1999

                      Registration No. 33-43177; 811-6423
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                         -----------------------------

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ___

     Pre-Effective Amendment No.  ___                          ___

     Post-Effective Amendment No. 11                            x
                                  ---                          ---

                 and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                    ___

     Amendment No.   13                                         x
                    ---                                        ---

                       (Check appropriate box or boxes)

                       HILLIARD LYONS GROWTH FUND, INC.
              --------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                             Hilliard Lyons Center
                          Louisville, Kentucky 40202
              --------------------------------------------------
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code:  (502) 588-8400
                             _____________________

                             Joseph C. Curry, Jr.
                                Vice President
                       HILLIARD LYONS GROWTH FUND, INC.
                             Hilliard Lyons Center
                          Louisville, Kentucky 40202
                       ---------------------------------

                                With a copy to:
                              William G. Strench
                          Brown, Todd & Heyburn PLLC
                            400 West Market Street
                                32/nd/ Floor
                          Louisville, Kentucky 40202
                          --------------------------



                          ___________________________

            It is proposed that this filing will become effective:

             x   immediately upon filing pursuant to paragraph (b) of Rule 485
            ---
            ___  on May 1, 1999 pursuant to paragraph (b) of Rule 485
            ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485

            ___  on __________ pursuant to paragraph (a)(1) of Rule 485
            ___  75 days after filing pursuant to paragraph (a)(2) of Rule 485
            ___  on _____________ pursuant to paragraph (a)(2) of Rule 485

                 If appropriate, check the following box:

            ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                       HILLIARD LYONS GROWTH FUNDS, INC.
                      CONTENTS OF REGISTRATION STATEMENT

1. Cover Sheet

2. Contents of Registration Statement

3. Hilliard Lyons Growth Fund, Inc.
          Part A--Prospectus*
          Part B--Statement of Additional Information*

4. Part C--Other Information

5. Signature Page

6. Exhibits

* Previously filed in Registrant's Registration Statement, Amendment No. 10 on Form N-1A, SEC File No. 33-43177, on March 12, 1999.

                                    PART C

                               OTHER INFORMATION
                               -----------------


ITEM 24.  Financial Statements and Exhibits
          ---------------------------------

     a)   Financial Statements included in Part B:

          Schedule of Investments

          Statement of Assets and Liabilities

          Statement of Operations

          Statements of Changes in Net Assets

     b)   Exhibits:

          (1)  (a) Articles of Incorporation.
               (b) Articles Supplementary

          (2)  Bylaws.

          (3)  Not applicable.

          (4)  Not applicable.

          (5) (a) Investment Advisory Agreement between Registrant and Hilliard Lyons Investment Advisors, a division of J.J.B. Hilliard, W.L. Lyons, Inc.

          (6)  (a)  Distribution Agreement between Registrant and
                    Provident Distributors, Inc.

               (b) Distribution Fee Letter Agreement between J.J.B. Hilliard, W.L. Lyons, Inc. and the Registrant.

               (c) Form of Broker-Dealer Agreement between J.J.B. Hilliard, W.L. Lyons, Inc. and Provident Distributors, Inc.

               (d) Letter Agreement between J.J.B. Hilliard, W.L. Lyons, Inc. and Provident Distributors, Inc.

          (7)  Not applicable.

--------------------

          (8) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company.

          (9) Form of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company.

         (10) Opinion and consent of Brown, Todd & Heyburn PLLC, counsel to the Fund.

         (11)  Consent of Ernst & Young LLP, Independent Auditors.

         (12)  Not applicable.

         (13)  Form of Subscription Agreement with initial stockholder.

         (14)  Not applicable.

         (15)  Amended and Restated Distribution Plan pursuant to Rule 12b-1.

         (16)  Not applicable.

         (17)  Not applicable.

         (18)  Form of Rule 18f-3 Multiple Class Plan.

         (27)  Financial Data Schedule.

--------------------
      *Previously filed.


ITEM 25.  Persons Controlled by or under Common Control with Registrant*
          -------------------------------------------------------------


ITEM 26.  Number of Holders of Securities*
          -------------------------------


ITEM 27.  Indemnification*
          ---------------


------------------------------

     *Previously filed.

ITEM 28.  Business and Other Connections of Investment Adviser*
          ----------------------------------------------------

------------------------

     *Previously filed

ITEM 29.  Principal Underwriters*

------------------
     *Previously filed

ITEM 30.  Location of Accounts and Records*


--------------------
     *Previously filed

ITEM 31.  Management Services*

ITEM 32.  Undertakings*
          ------------

----------------------
     *Previously filed

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a)(1) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Louisville and Commonwealth of Kentucky, on the 30th day of April, 1999.

                                       HILLIARD LYONS GROWTH FUND, INC.


                                       By: /s/  Donald F. Kohler
                                           --------------------------------
                                           Donald F. Kohler,
                                           Chairman of the Board

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


          Signature                            Title                            Date
          ---------                            -----                            ----

/s/ DONALD F. KOHLER              Chairman of the Board of                April 30, 1999
-----------------------------     Directors (Principal
Donald F. Kohler                  Executive Officer)


*/s/ WILLIAM A. BLODGETT, JR.     Director                                April 30, 1999
-----------------------------
William A. Blodgett, Jr.

*/s/ JOHN C. OWENS                Director                                April 30, 1999
-----------------------------
John C. Owens

*/s/ STEWART E. CONNER            Director                                April 30, 1999
-----------------------------
Stewart E. Conner

*By: /s/ DONALD F. KOHLER
     ------------------------
      Donald F. Kohler
      Attorney-in-Fact pursuant to
      Power of Attorney previously
      filed with the Commission

                                 EXHIBIT INDEX
                                 -------------

     Exhibits:
     --------

     (1)  (a) Articles of Incorporation.
          (b) Articles Supplementary

     (2)  Bylaws.

     (3)  Not applicable.

     (4)  Not applicable.

     (5) (a) Investment Advisory Agreement between Registrant and Hilliard Lyons Investment Advisors, a division of J.J.B. Hilliard, W.L. Lyons, Inc.

     (6) (a) Distribution Agreement between Registrant and Provident Distributors, Inc.

          (b) Distribution Fee Letter Agreement between J.J.B. Hilliard, W.L. Lyons, Inc. and the Registrant.

          (c) Form of Broker-Dealer Agreement between J.J.B. Hilliard, W.L. Lyons, Inc. and Provident Distributors, Inc.

          (d) Letter Agreement between J.J.B. Hilliard, W.L. Lyons, Inc. and Provident Distributors, Inc.

     (7)  Not applicable.

     (8) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company.

     (9) Form of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company.

     (10) Opinion and consent of Brown, Todd & Heyburn PLLC, counsel to the
          Fund.

     (11) Consent of Ernst & Young LLP, Independent Auditors.

     (12) Not applicable.

     (13) Form of Subscription Agreement with initial stockholder.

     (14) Not applicable.

     (15) Amended and Restated Distribution Plan pursuant to Rule 12b-1.

     (16) Not applicable.

     (17) Not applicable.

     (18) Form of Rule 18f-3 Multiple Class Plan.

     (27) Financial Data Schedule.

____________________